Annual Fund Operating Expenses - Retail - Vanguard International Growth Fund	Dec. 17, 2021
Investor Shares
Operating Expenses:
Management Fees	0.42%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.43%
Admiral Shares
Operating Expenses:
Management Fees	0.31%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.32%